SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash held in checking accounts	$ 59,770	$ 38,824
Bank deposits with maturities	$ 217,119	$ 23,504
Short-term bank deposits weighted average rates	0.74%	0.87%
Fair value of derivative	$ 602
Concentration risk, customer	10%
Concentration risk, revenue		10%
Foreign currency contracts designated as hedging instruments	$ 32,797
Unbilled trade receivables	$ 5,477	$ 6,265
Percentage of monthly salary deposit to insurance funds	8.33%
Severance expense	$ 3,490	2,495	$ 2,309
Recognize revenue, amount	53,570	50,569
Non-cancellable performance obligations	316,200
Expected recognize revenue	$ 178,300
Percentage of performance obligation recognized in next 12 months	56.00%
Costs of development of software programs	$ 3,912	1,530	2,015
Advertising expenses	$ 18,658	$ 13,148	$ 15,639